CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest income
Interest income	$ 11,254	$ 11,996
Total income	11,634	12,389
Non-interest expenses	8,549	8,042
Earnings before income taxes	2,097	3,090
Federal income tax expense (benefit)	596	1,021
NET INCOME	1,501	2,069
Parent Company [Member]
Interest income
Interest income	86	99
Total income	1,836	2,435
Non-interest expenses	462	495
Earnings before income taxes	1,374	1,940
Federal income tax expense (benefit)	(127)	(129)
NET INCOME	1,501	2,069
First Federal of Hazard [Member] | Parent Company [Member]
Interest income
Dividends	0	0
Equity in undistributed earnings	186	354
First Federal of Frankfort [Member] | Parent Company [Member]
Interest income
Dividends	2,057	1,612
Equity in undistributed earnings	$ (493)	$ 370